Statement of compliance (Tables)	12 Months Ended
Jun. 30, 2025
Statement of compliance
Schedule of impact of applying amendments

		Results	Adjustment	Results
		excluding	for IAS 1	after
		amendments	amendments	amendments
	Note	Rm	Rm	Rm
Statement of financial position
Non-current liabilities
Long–term debt	13	115 913	(12 042)	103 871
Long–term financial liabilities	35	569	(59)	510
Current liabilities
Short–term debt	15	3 948	12 042	15 990
Short–term financial liabilities	35	50	59	109